Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of intangible assets, net [Abstract]
Land use right, cost	$ 879,886	$ 811,194
Software, cost	1,084,858
Total	1,964,744	811,194
Less: accumulated amortization	(132,645)	(91,472)
Intangible assets, net	$ 1,832,099	$ 719,722